CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Operating activities:
Net loss	¥ (152,790)	$ (22,209)	¥ (106,261)	¥ (76,833)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	16,452	2,392	27,687	31,222
Loss/(gain) on disposal of plant and equipment	(5,299)	(770)	327	257
Gain on disposal of land use right	(1,505)	(219)	0	0
Loss on termination of business disposal	90,683	13,182	0	0
Loss on disposal of subsidiaries and assets	0	0	3,282	0
Allowance for doubtful account	2,105	306	0	242
Recovery on receivables	0	0	(712)	0
Impairment on intangible assets	1,433	208	0	0
Impairment on long-term equity investment	2,374	345	0	0
Impairment on plant and equipment	0	0	25,873	0
Changes in provision for inventories	(13,601)	(1,977)	18,833	20,502
Non-cash interest expense (interest accretion)	16,757	2,436	3,227	0
Shares issued upon sign off of Equity Purchase Agreement (note 19)	0	0	1,039	0
Share-based compensation expense	4,313	627	5,404	8,796
Changes in operating assets and liabilities:
Accounts receivable	24	3	36	1,318
Due from related parties	55,940	8,132	0	0
Advances to growers	0	0	15,318	(876)
Advances to suppliers	2,062	300	(126)	3,121
Inventories	13,064	1,899	(21,533)	50,974
Income tax recoverable	0	0	49	0
Other current assets	1,084	158	(4,153)	40
Other assets	(6)	(1)	(1,914)	436
Accounts payable	(950)	(138)	4,114	(15)
Due to growers	1,449	211	21,114	2,589
Due to related parties	(50,077)	(7,279)	61,903	58,291
Advances from customers	4,018	584	(157,407)	(55,703)
Income tax payable	0	0	0	(37)
Deferred revenues	0	0	(7,008)	(4,240)
Other long-term liabilities	810	118	66	7,568
Other payables and accrued expenses	1,615	235	(9,325)	253
Net cash provided by (used in) operating activities	(10,045)	(1,457)	(120,167)	47,905
Investing activities:
Proceeds from disposal of commercial seed business, net of cash disposed (note 4)	33,600	4,884	33,165	10,000
Purchase of plant and equipment	(2,982)	(433)	(2,624)	(15,714)
Proceeds from disposal of plant and equipment and land use right	16,872	2,453	265	483
Purchase of land use rights	0	0	(1,267)	0
Purchase of intangible assets	0	0	0	(1,250)
Cash from termination of second closing of disposal of commercial seed business (note 4)	101	15	0	0
Net cash (used in) provided by investing activities	47,591	6,919	29,539	(6,481)
Financing activities:
Restricted cash	0	0	21,181	(901)
Proceeds from short-term borrowings	19,000	2,762	15,000	195,000
Proceeds from issuance of convertible promissory note	0	0	8,628	0
Proceeds from exercise of stock options	0	0	543	0
Proceeds from issuance of treasury stocks	0	0	6,115	0
Repayment of short-term borrowings	(34,000)	(4,942)	(90,000)	(225,000)
Proceeds from long-term borrowings			120,000	6,085
Repayment of long-term borrowings	(20,376)	(2,962)	(34,459)	(24,000)
Net cash provided by (used in) financing activities	(35,376)	(5,142)	47,008	(48,816)
Net (decrease) increase in cash and cash equivalents	2,170	320	(43,620)	(7,392)
Cash and cash equivalents, beginning of year	3,245	472	54,509	66,025
Effect of exchange rate changes on cash and cash equivalents	(3,425)	(503)	(7,644)	(4,124)
Cash and cash equivalents, end of the year	1,990	289	3,245	54,509
Supplemental disclosures of cash flow information:
Income taxes paid	0	0	1,282	1,436
Interest paid, net of interest capitalized	4,861	707	14,486	14,251
Supplemental disclosure of non-cash financing activities:
Issuance of commitment shares related to notes payable	0	0	1,847	0
Conversion of convertible promissory note	¥ 15,644	$ 2,274	¥ 0	¥ 0